Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000082160
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class $1,636,000
C000082158
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge) $15,108
Accumulated Value	$ 9,575		$ 9,978	$ 10,353	$ 10,671	$ 10,857	$ 11,123	$ 11,982	$ 11,583	$ 12,888	$ 14,231	$ 15,108
C000082159
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charge) $14,614
Accumulated Value	10,000		10,336	10,644	10,889	10,997	11,182	11,944	11,470	12,667	13,869	14,614
C000021322
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Class $16,021
Accumulated Value	10,000		10,790	11,528	11,544	12,435	12,789	13,968	12,344	12,842	14,835	16,021
C000064460
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class $1,625,000
Accumulated Value	1,000,000		1,081,700	1,155,500	1,159,100	1,250,500	1,288,200	1,409,100	1,247,600	1,300,000	1,504,300	1,625,000
C000077167
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge) $14,927
Accumulated Value	9,575		10,304	10,973	10,959	11,774	12,076	13,152	11,593	12,033	13,871	14,927
C000077168
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charge) $14,531
Accumulated Value	10,000		10,698	11,315	11,210	11,973	12,181	13,189	11,547	11,879	13,589	14,531
C000077170
Account Value [Line Items]
Line Graph and Table Measure Name		Class R3 $15,245
Accumulated Value	10,000		10,748	11,414	11,358	12,195	12,481	13,565	11,932	12,354	14,203	15,245
C000125075
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 $16,421
Accumulated Value	10,000		10,826	11,588	11,617	12,560	12,953	14,181	12,571	13,113	15,186	16,421
C000228875
Account Value [Line Items]
Line Graph and Table Measure Name		Class E $16,493
Accumulated Value	10,000		10,790	11,528	11,544	12,435	12,789	13,968	12,410	13,013	15,153	16,493
C000157073
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class $1,326,600
C000157071
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge) $12,230
Accumulated Value	9,575		10,168	10,358	10,486	11,443	11,453	12,306	10,210	10,258	11,833	12,230
C000157072
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charge) $11,887
Accumulated Value	10,000		10,552	10,679	10,720	11,622	11,556	12,322	10,139	10,111	11,588	11,887
C000121799
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class $1,186,300
C000201844
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge) $11,059
Accumulated Value	9,575		9,898	9,981	9,807	10,648	10,957	11,091	9,842	9,921	10,696	11,059
C000201845
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charge) $10,927
Accumulated Value	10,000		10,338	10,424	10,214	11,005	11,241	11,292	9,946	9,951	10,648	10,927
C000021323
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Class $11,988
Accumulated Value	10,000		10,309	10,440	10,325	11,199	11,425	11,752	10,382	10,619	11,495	11,988
C000089979
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class $1,216,900
Accumulated Value	1,000,000		1,032,400	1,047,100	1,037,100	1,126,700	1,151,100	1,185,800	1,049,000	1,074,600	1,165,100	1,216,900
C000089977
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge) $11,234
Accumulated Value	9,575		9,854	9,948	9,817	10,625	10,816	11,101	9,783	9,985	10,786	11,234
C000089978
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charge) $10,890
Accumulated Value	10,000		10,218	10,248	10,029	10,774	10,895	11,098	9,708	9,834	10,543	10,890
C000021325
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Class $11,918
Accumulated Value	10,000		10,416	10,472	10,176	11,276	12,039	12,156	10,132	10,125	11,248	11,918
C000021326
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class $1,240,700
Accumulated Value	1,000,000		1,046,700	1,056,600	1,030,000	1,145,700	1,229,100	1,244,900	1,041,100	1,045,900	1,165,000	1,240,700
C000057304
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge) $11,420
Accumulated Value	9,575		9,982	10,036	9,752	10,807	11,538	11,650	9,697	9,701	10,766	11,420
C000057305
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charge) $11,070
Accumulated Value	10,000		10,349	10,327	9,960	10,955	11,609	11,634	9,613	9,546	10,515	11,070
C000153036
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 $12,491
Accumulated Value	10,000		10,467	10,566	10,300	11,467	12,313	12,484	10,451	10,509	11,732	12,491
C000044074
Account Value [Line Items]
Line Graph and Table Measure Name		Trust Class $14,612
Accumulated Value	10,000		10,591	11,024	10,886	11,714	12,114	13,105	11,295	11,771	13,452	14,612
C000021324
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class $1,514,600
C000057302
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge) $14,198
Accumulated Value	9,750		10,328	10,744	10,606	11,395	11,789	12,747	10,973	11,432	13,060	14,198
C000057303
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charge) $13,573
Accumulated Value	10,000		10,513	10,861	10,656	11,369	11,670	12,542	10,719	11,087	12,576	13,573
C000125076
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 $15,269
Accumulated Value	10,000		10,636	11,117	11,025	11,905	12,378	13,451	11,633	12,178	13,980	15,269
Nueberger Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $1,207,100
Accumulated Value	1,000,000		1,043,700	1,053,100	1,031,500	1,150,200	1,221,400	1,215,500	1,024,900	1,028,600	1,137,000	1,207,100
Nueberger Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $12,071
Accumulated Value	10,000		10,437	10,531	10,315	11,502	12,214	12,155	10,249	10,286	11,370	12,071
Nueberger Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $12,071
Accumulated Value	10,000		10,437	10,531	10,315	11,502	12,214	12,155	10,249	10,286	11,370	12,071
Nueberger Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $12,071
Accumulated Value	10,000		10,437	10,531	10,315	11,502	12,214	12,155	10,249	10,286	11,370	12,071
Nueberger Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $1,207,100
Accumulated Value	1,000,000		1,043,700	1,053,100	1,031,500	1,150,200	1,221,400	1,215,500	1,024,900	1,028,600	1,137,000	1,207,100
Nueberger Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $12,071
Accumulated Value	10,000		10,437	10,531	10,315	11,502	12,214	12,155	10,249	10,286	11,370	12,071
Nueberger Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $12,071
Accumulated Value	10,000		10,437	10,531	10,315	11,502	12,214	12,155	10,249	10,286	11,370	12,071
Nueberger Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $12,071
Accumulated Value	10,000		10,437	10,531	10,315	11,502	12,214	12,155	10,249	10,286	11,370	12,071
Nueberger Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $12,071
Accumulated Value	10,000		10,437	10,531	10,315	11,502	12,214	12,155	10,249	10,286	11,370	12,071
Nueberger Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $12,071
Accumulated Value	10,000		10,437	10,531	10,315	11,502	12,214	12,155	10,249	10,286	11,370	12,071
Nueberger Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index $1,270,700
Accumulated Value	1,000,000		1,040,600	1,063,400	1,057,900	1,157,600	1,199,200	1,230,800	1,083,400	1,112,000	1,219,800	1,270,700
Nueberger Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index $12,707
Accumulated Value	10,000		10,406	10,634	10,579	11,576	11,992	12,308	10,834	11,120	12,198	12,707
Nueberger Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index $12,707
Accumulated Value	10,000		10,406	10,634	10,579	11,576	11,992	12,308	10,834	11,120	12,198	12,707
Nueberger Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index $1,270,700
Accumulated Value	1,000,000		1,040,600	1,063,400	1,057,900	1,157,600	1,199,200	1,230,800	1,083,400	1,112,000	1,219,800	1,270,700
Nueberger Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index $12,707
Accumulated Value	10,000		10,406	10,634	10,579	11,576	11,992	12,308	10,834	11,120	12,198	12,707
Nueberger Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index $12,707
Accumulated Value	10,000		10,406	10,634	10,579	11,576	11,992	12,308	10,834	11,120	12,198	12,707
Nueberger Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index $12,707
Accumulated Value	10,000		10,406	10,634	10,579	11,576	11,992	12,308	10,834	11,120	12,198	12,707
Nueberger Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index $1,270,700
Accumulated Value	1,000,000		1,040,600	1,063,400	1,057,900	1,157,600	1,199,200	1,230,800	1,083,400	1,112,000	1,219,800	1,270,700
Nueberger Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index $12,707
Accumulated Value	10,000		10,406	10,634	10,579	11,576	11,992	12,308	10,834	11,120	12,198	12,707
Nueberger Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index $12,707
Accumulated Value	10,000		10,406	10,634	10,579	11,576	11,992	12,308	10,834	11,120	12,198	12,707
Nueberger Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $12,071
Accumulated Value	10,000		10,437	10,531	10,315	11,502	12,214	12,155	10,249	10,286	11,370	12,071
Nueberger Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $1,207,100
Accumulated Value	1,000,000		1,043,700	1,053,100	1,031,500	1,150,200	1,221,400	1,215,500	1,024,900	1,028,600	1,137,000	1,207,100
Nueberger Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $12,071
Accumulated Value	10,000		10,437	10,531	10,315	11,502	12,214	12,155	10,249	10,286	11,370	12,071
Nueberger Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $12,071
Accumulated Value	10,000		10,437	10,531	10,315	11,502	12,214	12,155	10,249	10,286	11,370	12,071
Nueberger Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $12,071
Accumulated Value	10,000		10,437	10,531	10,315	11,502	12,214	12,155	10,249	10,286	11,370	12,071
Nueberger Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $12,071
Accumulated Value	10,000		10,437	10,531	10,315	11,502	12,214	12,155	10,249	10,286	11,370	12,071
Nueberger Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $1,207,100
Accumulated Value	1,000,000		1,043,700	1,053,100	1,031,500	1,150,200	1,221,400	1,215,500	1,024,900	1,028,600	1,137,000	1,207,100
Nueberger Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $12,071
Accumulated Value	10,000		10,437	10,531	10,315	11,502	12,214	12,155	10,249	10,286	11,370	12,071
Nueberger Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $12,071
Accumulated Value	10,000		10,437	10,531	10,315	11,502	12,214	12,155	10,249	10,286	11,370	12,071
Nueberger Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $12,071
Accumulated Value	10,000		10,437	10,531	10,315	11,502	12,214	12,155	10,249	10,286	11,370	12,071
Nueberger Index: Morningstar LSTA U.S. Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar LSTA U.S. Leveraged Loan Index $1,710,900
Accumulated Value	1,000,000		1,065,300	1,119,200	1,170,000	1,201,200	1,221,900	1,325,400	1,300,500	1,455,500	1,609,200	1,710,900
Nueberger Index: Morningstar LSTA U.S. Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar LSTA U.S. Leveraged Loan Index $17,109
Accumulated Value	10,000		10,653	11,192	11,700	12,012	12,219	13,254	13,005	14,555	16,092	17,109
Nueberger Index: Morningstar LSTA U.S. Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar LSTA U.S. Leveraged Loan Index $17,109
Accumulated Value	10,000		10,653	11,192	11,700	12,012	12,219	13,254	13,005	14,555	16,092	17,109
Neuberger Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. High Yield Constrained Index $17,575
Accumulated Value	10,000		11,018	12,025	12,129	13,138	13,459	14,906	13,199	13,966	16,268	17,575
Neuberger Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. High Yield Constrained Index $1,757,500
Accumulated Value	1,000,000		1,101,800	1,202,500	1,212,900	1,313,800	1,345,900	1,490,600	1,319,900	1,396,600	1,626,800	1,757,500
Neuberger Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. High Yield Constrained Index $17,575
Accumulated Value	10,000		11,018	12,025	12,129	13,138	13,459	14,906	13,199	13,966	16,268	17,575
Neuberger Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. High Yield Constrained Index $17,575
Accumulated Value	10,000		11,018	12,025	12,129	13,138	13,459	14,906	13,199	13,966	16,268	17,575
Neuberger Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. High Yield Constrained Index $17,575
Accumulated Value	10,000		11,018	12,025	12,129	13,138	13,459	14,906	13,199	13,966	16,268	17,575
Neuberger Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. High Yield Constrained Index $17,575
Accumulated Value	10,000		11,018	12,025	12,129	13,138	13,459	14,906	13,199	13,966	16,268	17,575
Neuberger Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. High Yield Constrained Index $17,575
Accumulated Value	10,000		11,018	12,025	12,129	13,138	13,459	14,906	13,199	13,966	16,268	17,575
Neuberger Index: 65% Bloomberg Municipal Bond Index and 35%
Account Value [Line Items]
Line Graph and Table Measure Name		65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Index $1,360,300
Accumulated Value	1,000,000		1,056,400	1,082,600	1,096,700	1,208,500	1,243,000	1,310,000	1,132,400	1,167,600	1,312,000	1,360,300
Neuberger Index: 65% Bloomberg Municipal Bond Index and 35%
Account Value [Line Items]
Line Graph and Table Measure Name		65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Index $13,603
Accumulated Value	10,000		10,564	10,826	10,967	12,085	12,430	13,100	11,324	11,676	13,120	13,603
Neuberger Index: 65% Bloomberg Municipal Bond Index and 35%
Account Value [Line Items]
Line Graph and Table Measure Name		65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Index $13,603
Accumulated Value	10,000		10,564	10,826	10,967	12,085	12,430	13,100	11,324	11,676	13,120	13,603
Nueberger Index: Bloomberg 7-Year G.O. Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 7-Year G.O. Index $12,372
Accumulated Value	10,000		10,304	10,458	10,348	11,241	11,743	11,868	10,842	11,046	11,759	12,372
Nueberger Index: Bloomberg 7-Year G.O. Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 7-Year G.O. Index $1,237,200
Accumulated Value	1,000,000		1,030,400	1,045,800	1,034,800	1,124,100	1,174,300	1,186,800	1,084,200	1,104,600	1,175,900	1,237,200
Nueberger Index: Bloomberg 7-Year G.O. Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 7-Year G.O. Index $12,372
Accumulated Value	10,000		10,304	10,458	10,348	11,241	11,743	11,868	10,842	11,046	11,759	12,372
Nueberger Index: Bloomberg 7-Year G.O. Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 7-Year G.O. Index $12,372
Accumulated Value	$ 10,000		$ 10,304	$ 10,458	$ 10,348	$ 11,241	$ 11,743	$ 11,868	$ 10,842	$ 11,046	$ 11,759	$ 12,372